Commitments and Contingency (Details) - USD ($)			12 Months Ended
	Nov. 10, 2020	May 10, 2019	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingency (Details) [Line Items]
Rental expense			$ 55,849	$ 83,033
Lease agreement, description	The engagement letter will be expired in one year and can be terminated with mutual written agreement. Under the engagement letter, the Company agrees to pay the following fees: 1) Cash retainer: $100,000 which is refundable to the extent that the Underwriters’ incurred expenses are less than the retainer paid. 2) Cash fee: At the closing of the IPO, the Underwriters will receive a commission equal to eight and one-half percent (8.5%) of the gross proceeds received. 3) Non-Accountable expenses: $150,000 payable at the closing of the IPO which is intended to cover the Underwriters’ legal and road show expenses associated with the IPO.	The agreement will be expired in one year and can be terminated with mutual written agreement. Under the modified agreement, the Company agrees to pay the following fees: 1) Cash retainer: $50,000 which is refundable to the extent that Newbridge’s incurred expenses are less than the retainer paid. 2) Cash fee: At the closing of the IPO, Newbridge will receive a commission equal to eight and one-half percent (8.5%) of the gross proceeds received. 3) Non-Accountable expenses: $105,000 payable at the closing of the IPO which is intended to cover Newbridge’s legal and road show expenses associated with the IPO. 4) Financial advisory fee: $25,000 advisory fee will be due and payable at the final closing of the offering. 5) Travel advances: $15,000 out-of-pocket travel expense for due diligence purposes.
Payment terms			As of December 31, 2020, the Company has paid a total of $75,000 to Newbridge, including the $50,000 cash retainer and $25,000 travel advances.
Terms of securities sold in offering			The agreement also states that, for purposes of covering over-allotments, if any, the Company shall grant Newbridge an option, exercisable within 45 days after the closing of the Offering, to acquire up to an additional 15.0% of the total number of Securities to be offered by the Company, on the same terms as the Securities sold in the Offering.
Cash paid			$ 60,000
Acquire to additional percentage			15.00%
Purchase commitments [Member]
Commitments and Contingency (Details) [Line Items]
Contract amount			$ 220,434